Benefit Contribution Plan (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Defined contribution plan cost recognized	$ 15,531	$ 15,027	$ 28,844	$ 34,571	$ 63,414	$ 81,399
Share price	$ 0.35	$ 0.70	$ 0.35	$ 0.70	$ 0.70	$ 1.09